ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES
Schedule of accrued expenses

	2019	2020
Operation, maintenance, and telecommunication service	7,521	8,455
Salaries and benefits	2,658	3,399
General, administrative, and marketing expenses	2,365	2,255
Interest and bank charges	217	156
Total	12,761	14,265